Feb. 23, 2024
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

The following information should be read in conjunction with the Prospectuses for each Fund.

Effective March 15, 2024 (the “Effective Date”), the principal investment strategies and principal risks of the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund and the WisdomTree China ex-State-Owned Enterprises Fund (each, a “Fund” and together, the “Funds”) are hereby revised as described below as a result of the removal of the environmental, social, and governance (“ESG”) considerations from the methodologies of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index and the WisdomTree China ex-State-Owned Enterprises Index, the performance (before fees and expenses) of which the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund and the WisdomTree China ex-State-Owned Enterprises Fund, respectively, seeks to track.

Changes to each Fund’s Principal Investment Strategies to Reflect Change in Index Methodology

Accordingly, as of the Effective Date, the third paragraph under the heading “Principal Investment Strategies of the Fund” in each Fund’s Prospectuses is hereby deleted in its entirety.

Additionally, as of the Effective Date, a significant portion of the WisdomTree China ex-State-Owned Enterprises Index will be composed of companies in the communication services sector in addition to the sectors currently disclosed in the Fund’s Prospectus. As a result, the WisdomTree China ex-State-Owned Enterprises Fund is expected to also have significant exposure to the communication services sector.

Changes to each Fund’s Principal Risks to Reflect Change in Index Methodology

Further, as of the Effective Date, each Fund’s description of its principal risks under the headings “Principal Risks of Investing in the Fund” and “Additional Principal Risk Information About the Funds” in the Funds’ Prospectuses is hereby revised to delete the descriptions of “ESG Index Data Risk” and “ESG Investing Risk” in their entirety.

In addition, for the WisdomTree China ex-State-Owned Enterprises Fund, as of the Effective Date, the risk description below is hereby added under the heading “Principal Risks of Investing in the Fund” in the Fund’s Prospectuses.

Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Additional Changes to each Fund’s Investment Strategies to Reflect Change in Index Methodology

As of the Effective Date, the first and second paragraphs under the heading “Additional Information About the Funds’ Investment Strategies – Indexes – Ex-SOE Indices” in the Funds’ Statutory Prospectus is hereby deleted in its entirety.

The changes to the Index methodology do not affect either Fund’s investment objective or its Total Annual Fund Operating Expenses.

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